OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
OTHER CURRENT LIABILITIES [Abstract]
Accrued charter hire	$ 600	$ 51
Deferred gain on sale and leaseback	16,352	0
Other	2,618	10,791
Other current liabilities	$ 19,570	$ 10,842